Regulatory Matters (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2009	Jun. 30, 2012	Jun. 30, 2012 Regional Transmission Organization Costs [Member] Y
Regulatory asset, amortization period, years			10
Reconciliation period	2
Reduction in recovery of fuel costs		$ 3.3